Shareholder Report, Average Annual Return (Details)	7 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000005503
Average Annual Return [Line Items]
Average Annual Return, Percent		13.12%	6.43%	5.57%
Without Sales Load [Member] | C000049238
Average Annual Return [Line Items]
Average Annual Return, Percent		12.77%	6.15%	5.30%
Without Sales Load [Member] | C000049239
Average Annual Return [Line Items]
Average Annual Return, Percent		12.61%	5.91%	5.05%
Without Sales Load [Member] | C000244826
Average Annual Return [Line Items]
Average Annual Return, Percent	11.89%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		1.31%	(0.17%)	1.26%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.61%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.99%	5.38%	4.85%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.99%	5.38%	4.85%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		9.99%	5.38%	4.85%
S&P Target Date 2015 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.79%